iShares
®
Global Tech ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  0 .1%
NEXTDC Ltd.
(a) (b)
......................... 219,423 $ 1,826,910
Technology One Ltd. ...................... 102,677 1,904,297
WiseTech Global Ltd. ...................... 70,368 3,199,247
6,930,454
a
Canada  —  1 .5%
Celestica, Inc.
(a)
.......................... 37,406 11,064,959
CGI, Inc. .............................. 63,918 5,903,992
Constellation Software, Inc. .................. 6,460 15,538,264
Open Text Corp. ......................... 84,191 2,741,858
Shopify, Inc. , Class A
(a)
..................... 394,031 63,444,575
98,693,648
a
China  —  0 .4%
Xiaomi Corp. , Class B
(a) (c)
................... 5,555,865 28,039,498
a
Finland  —  0 .2%
Nokia OYJ ............................. 1,682,405 10,846,584
a
France  —  0 .3%
Capgemini SE ........................... 50,277 8,348,402
Dassault Systemes SE ..................... 215,936 6,032,871
STMicroelectronics N.V. .................... 208,476 5,414,782
19,796,055
a
Germany  —  1 .5%
Infineon Technologies AG ................... 420,786 18,359,288
SAP SE ............................... 328,547 79,826,582
98,185,870
a
Japan  —  3 .0%
Advantest Corp. .......................... 247,100 31,245,256
Canon, Inc. ............................. 295,700 8,749,345
Disco Corp. ............................. 30,500 9,292,192
FUJIFILM Holdings Corp. ................... 405,500 8,604,065
Fujitsu Ltd. ............................. 560,700 15,409,664
Keyence Corp. .......................... 64,340 23,273,368
Kyocera Corp. ........................... 459,400 6,440,191
Lasertec Corp. .......................... 26,200 4,992,215
Murata Manufacturing Co. Ltd. ................ 599,700 12,394,568
NEC Corp. ............................. 443,200 14,995,888
Nomura Research Institute Ltd. ............... 144,700 5,506,502
Obic Co. Ltd. ............................ 107,100 3,361,725
Omron Corp. ............................ 65,400 1,654,613
Renesas Electronics Corp. .................. 602,900 8,257,829
Ricoh Co. Ltd. ........................... 186,600 1,641,899
SCREEN Holdings Co. Ltd. .................. 32,500 3,165,639
TDK Corp. ............................. 633,500 8,962,597
Tokyo Electron Ltd. ....................... 152,000 33,854,542
201,802,098
a
Netherlands  —  2 .2%
ASM International N.V. ..................... 15,108 9,146,304
ASML Holding N.V. ....................... 125,067 134,762,214
BE Semiconductor Industries N.V. ............. 24,447 3,821,945
147,730,463
a
South Korea  —  3 .2%
Samsung Electronics Co. Ltd. ................ 1,603,592 134,404,887
SK hynix, Inc. ........................... 175,930 79,674,794
214,079,681
a
Security Shares Value
a
Sweden  —  0 .3%
Hexagon AB , Class B ...................... 677,336 $ 7,978,137
Telefonaktiebolaget LM Ericsson , Class B ........ 941,836 9,165,979
17,144,116
a
Switzerland  —  0 .1%
Logitech International SA , Registered ........... 45,590 4,628,204
Temenos AG , Registered ................... 17,841 1,774,321
6,402,525
a
Taiwan  —  6 .1%
ASE Technology Holding Co. Ltd. .............. 1,145,000 9,028,229
Delta Electronics, Inc. ...................... 624,000 19,034,455
Hon Hai Precision Industry Co. Ltd. ............. 3,914,378 28,693,639
MediaTek, Inc. ........................... 518,000 23,519,889
Quanta Computer, Inc. ..................... 891,000 7,695,464
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 6,252,600 307,360,656
United Microelectronics Corp. ................ 3,818,000 5,962,134
401,294,466
a
United Kingdom  —  0 .2%
Halma PLC ............................. 123,771 5,874,774
Sage Group PLC (The) ..................... 317,332 4,615,429
10,490,203
a
United States  —  80 .3%
Accenture PLC , Class A .................... 200,184 53,709,367
Adobe, Inc.
(a)
............................ 135,161 47,304,998
Advanced Micro Devices, Inc.
(a)
............... 525,045 112,443,637
Akamai Technologies, Inc.
(a)
.................. 47,476 4,142,281
Amphenol Corp. , Class A ................... 395,146 53,400,030
Analog Devices, Inc. ....................... 158,514 42,988,997
Apple, Inc. ............................. 3,990,273 1,084,795,618
Applied Materials, Inc. ..................... 257,079 66,066,732
AppLovin Corp. , Class A
(a)
................... 87,358 58,863,568
Arista Networks, Inc.
(a)
..................... 332,722 43,596,564
Autodesk, Inc.
(a)
.......................... 68,966 20,414,626
Broadcom, Inc. .......................... 730,748 252,911,883
Cadence Design Systems, Inc.
(a)
.............. 88,026 27,515,167
CDW Corp. ............................. 42,662 5,810,564
Cisco Systems, Inc. ....................... 1,271,027 97,907,210
Cognizant Technology Solutions Corp. , Class A ..... 156,685 13,004,855
Corning, Inc. ............................ 251,391 22,011,796
Crowdstrike Holdings, Inc. , Class A
(a)
............ 81,069 38,001,904
Datadog, Inc. , Class A
(a)
.................... 105,576 14,357,280
Dell Technologies, Inc. , Class C ............... 97,906 12,324,407
EPAM Systems, Inc.
(a)
...................... 18,279 3,745,002
F5, Inc.
(a)
.............................. 18,976 4,843,814
Fair Isaac Corp.
(a)
......................... 7,697 13,012,702
First Solar, Inc.
(a)
......................... 34,952 9,130,511
Fortinet, Inc.
(a)
........................... 204,918 16,272,538
Gartner, Inc.
(a)
........................... 23,624 5,959,863
Gen Digital, Inc. .......................... 184,447 5,015,114
GoDaddy, Inc. , Class A
(a)
.................... 44,331 5,500,591
Hewlett Packard Enterprise Co. ............... 429,232 10,310,153
HP, Inc. ............................... 305,468 6,805,827
Intel Corp.
(a)
............................ 1,447,451 53,410,942
International Business Machines Corp. .......... 301,517 89,312,351
Intuit, Inc. .............................. 89,984 59,607,201
Jabil, Inc. .............................. 34,867 7,950,373
Keysight Technologies, Inc.
(a)
................. 55,868 11,351,819
KLA Corp. .............................. 42,338 51,444,057
Lam Research Corp. ...................... 405,289 69,377,371
Microchip Technology, Inc. ................... 175,679 11,194,266
Micron Technology, Inc. ..................... 362,051 103,332,976
Microsoft Corp. .......................... 1,459,611 705,897,072

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Global Tech ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
United States (continued)
Monolithic Power Systems, Inc. ............... 15,544 $ 14,088,460
Motorola Solutions, Inc. .................... 53,938 20,675,514
NetApp, Inc. ............................ 65,214 6,983,767
NVIDIA Corp. ........................... 6,562,079 1,223,827,734
NXP Semiconductors N.V. ................... 81,536 17,698,204
ON Semiconductor Corp.
(a)
.................. 131,461 7,118,613
Oracle Corp. ............................ 541,953 105,632,059
Palantir Technologies, Inc. , Class A
(a)
........... 736,560 130,923,540
Palo Alto Networks, Inc.
(a)
................... 220,925 40,694,385
PTC, Inc.
(a)
............................. 39,160 6,822,064
Qnity Electronics, Inc. ...................... 67,484 5,510,069
QUALCOMM, Inc. ........................ 345,662 59,125,485
Roper Technologies, Inc. .................... 34,908 15,538,598
Salesforce, Inc. .......................... 307,131 81,362,073
Sandisk Corp.
(a)
.......................... 45,283 10,749,279
Seagate Technology Holdings PLC ............. 70,539 19,425,735
ServiceNow, Inc.
(a)
........................ 334,578 51,254,004
Skyworks Solutions, Inc. .................... 47,907 3,037,783
Synopsys, Inc.
(a)
......................... 60,068 28,215,141
TE Connectivity PLC ...................... 94,792 21,566,128
Teledyne Technologies, Inc.
(a)
................. 15,325 7,826,937
Teradyne, Inc. ........................... 50,974 9,866,527
Texas Instruments, Inc. ..................... 293,337 50,891,036
Trimble, Inc.
(a)
........................... 77,898 6,103,308
Tyler Technologies, Inc.
(a)
................... 14,083 6,392,978
VeriSign, Inc. ........................... 27,293 6,630,834
Western Digital Corp. ...................... 110,716 19,073,045
Workday, Inc. , Class A
(a)
.................... 70,379 15,116,002
Zebra Technologies Corp. , Class A
(a)
............ 16,721 4,060,193
5,311,255,522
a
Total Common Stocks — 99.4%
(Cost: $ 3,930,226,537 ) ............................... 6,572,691,183
a
Preferred Stocks
South Korea  —  0 .2%
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 264,690 16,429,511
a
Total Preferred Stocks — 0.2%
(Cost: $ 9,103,309 ) .................................. 16,429,511
Security Shares Value
a
Warrants
Canada  —  0 .0%
Constellation Software Inc., (Issued 08/29/23,
1 Share for 1 Warrant, Expires 03/31/40, Strike
Price CAD 11.50)
(a) (b) (d)
.................... 5,997 $ —
a
Total Warrants — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 99.6%
(Cost: $ 3,939,329,846 ) ............................... 6,589,120,694
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(e) (f) (g)
...................... 945,338 945,811
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(e) (f)
............................. 19,464,607 19,464,607
a
Total Short-Term Securities — 0.3%
(Cost: $ 20,410,418 ) ................................. 20,410,418
Total Investments —  99.9%
(Cost: $ 3,959,740,264 ) ............................... 6,609,531,112
Other Assets Less Liabilities — 0 .1% ...................... 4,555,185
Net Assets — 100.0% ................................. $ 6,614,086,297
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 25,458,582  $ —  $ (24,519,518)
(a)
$ 6,747  $ —  $ 945,811  945,338  $ 32,509
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 2,640,000  16,824,607
(a)
—  —  —  19,464,607  19,464,607  403,655  —
$ 6,747  $ —
$ 20,410,418
$ 436,164  $ —

iShares
®
Global Tech ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ...................................................... 78 03/20/26 $ 22,817 $ (145,393)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,409,949,170  $ 1,162,742,013  $ —  $ 6,572,691,183
Preferred Stocks ......................................... —  16,429,511  —  16,429,511
Warrants .............................................. —  —  —  —
Short-Term Securities
Money Market Funds ...................................... 20,410,418  —  —  20,410,418
$ 5,430,359,588  $ 1,179,171,524  $ —  $ 6,609,531,112
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (145,393) $ —  $ —  $ (145,393)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares